Expense Example	Apr. 30, 2025 USD ($)
Toews Agility Shares Hedged Equal Weight ETF | Toews Agility Shares Hedged Equal Weight ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	429
Toews Agility Shares Hedged-Qs ETF | Toews Agility Shares Hedged-Qs ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 429